Significant Accounting Policies	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Interim Financial Statements

These unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“US GAAP”) for interim financial information and with the instructions to Form 6-K and Regulation S-X. Accordingly, the condensed consolidated financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and such adjustments are of a normal recurring nature. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended June 30, 2022 and notes thereto and other pertinent information contained in our Form 20-F the Company has filed with the Securities and Exchange Commission (the “SEC”) on November 4, 2022. The results of operations for the six months ended December 31, 2022, are not necessarily indicative of the results to be expected for the full fiscal year ending June 30, 2023.

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of E-Home Household Service Holdings Limited and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Use of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, prepayments, and other receivables, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, long-term investment and goodwill, and provision necessary for contingent liabilities. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and other comprehensive (loss) income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2022 and June 30, 2022, the Company determined that all accounts receivable were collectible and thus the allowance for doubtful accounts were $0 and $0, respectively.

Loan receivables

Loan receivables are recognized when cash is advanced to the borrowers. Short-term loan receivables are carried at fair value when the fair value option is elected. The Company usually determines the adequacy of reserves for doubtful loan receivables based on individual account analysis and establishes a provision for doubtful loan receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposure. As of December 31, 2022 and June 30, 2022, the Company determined that all loans receivable were collectible and thus the allowance for loan receivables were $0 and $0, respectively.

Advances to suppliers

Advances to suppliers refer to advances for purchase of inventories or services, which are applied against accounts payable when the inventories or services are received.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered as impaired. The allowance for advances to suppliers recognized as of December 31, 2022 and June 30, 2022 were $0 and $0, respectively.

Inventories

Inventories primarily include purchased accessories, appliances and E-watches for senior care services. Cost of inventories is based on purchase costs and is determined by the weighted-average method. Inventories are stated at the lower of cost or net realizable value. Net realizable value represents the anticipated selling price, net of distribution cost and other costs related to selling the inventories. For the six months ended December 31, 2022 and 2021, the Company recorded no impairment provision of inventories for lower of cost or net realizable value, respectively.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Depreciation is provided on the straight-line method based on the estimated useful lives of the assets as follows:

Useful Lives
Buildings and improvements	20 Years
Office and electronic equipment	3 - 5 Years
Motor vehicles	4 - 10 Years
Machinery	5 - 10 Years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive (loss) income in other income or expenses.

Intangible assets, net

Intangible assets consist of software acquired from third parties, customer relationships, copyrights and trademarks acquired from business combination and senior care service app developed by the Company. The Company has purchased software from third parties used for operation management and developed an app for its senior care service. Customer relationships include but are not limited to: (1) customer contracts and related customer relationships, (2) noncontractual customer relationships, (3) customer lists, and (4) order or production backlog acquired by the Company from business combination. In accordance with ASC 805-20-55, customer relationships should be recognized separately from goodwill if it meets either of the following criteria: (1) contractual-legal criterion: the intangible asset arises from contractual or other legal rights (regardless of whether those rights are transferable or separable from the acquired business or from other rights and obligations); or (2) separability criterion: the intangible asset is capable of being separated or divided from the acquired business and sold, transferred, licensed, rented, or exchanged.

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives. Software, senior care service app, copyrights, trademarks and customer relationships are amortized on a straight-line basis over the estimated economic useful lives of five to ten years.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC 350-20. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

The Company performed qualitative assessments for the goodwill. Based on the requirements of ASC 350-20, the Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of goodwill, and further impairment testing on goodwill was unnecessary as of December 31, 2022.

On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of gain or loss recognized upon disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained. This relative fair value approach is not used when the business to be disposed was not integrated into the reporting unit after its acquisition, in which case the current carrying amount of the acquired goodwill should be included in the carrying amount of the business to be disposed.

Impairment of long-lived assets other than goodwill

Long-lived assets are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Long-lived assets with carrying values that are not expected to be recovered through future cash flows are written down to their estimated fair values. The carrying value of a long-lived asset is deemed not recoverable if it exceeds the sum of undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the asset’s carrying value exceeds the sum of its undiscounted cash flows, a non-cash asset impairment charges equal to the excess of the asset’s carrying value over its estimated fair value is recorded. Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at a specified measurement date. We measure fair value using market price indicators or, in the absence of such data, appropriate valuation techniques.

Leases

Leases are classified at lease commencement date as either a finance lease or an operating lease. A lease is a finance lease if it meets any of the following criteria: (a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term. (b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (c) the lease term is for the major part of the remaining economic life of the underlying asset, (d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or (e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. When none of the criteria meets, the lease shall be classified as an operating lease.

For lessee, a lease is recognized as a right-of-use asset with a corresponding liability at lease commencement date. The lease liability is calculated at the present value of the lease payments not yet paid by using the lease term and discount rate determined at lease commencement. The right-of-use asset is calculated as the lease liability, increased by any initial direct costs and prepaid lease payments, reduced by any lease incentives received before lease commencement. The right-of-use asset itself is amortized on a straight-line basis unless another systematic method better reflects how the underlying asset will be used by and benefits the lessee over the lease term.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). The amendments in this ASU require an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. The Company adopted ASC 842 for the year ended June 30, 2017 by using a modified retrospective transition approach in the accompanying financial statements of the Company. The adoption of this standard had a material impact on the Company’s financial position, with no material impact on the results of operations and cash flows (see Note 10 and Note 11).

Convertible note- cash conversion feature

ASC 470, Debt, requires the liability and equity components of convertible debt instruments that may be settled in cash upon conversion to be separately accounted for in a manner that reflects the issuer’s nonconvertible debt borrowing rate. ASC 470-20 requires that the initial proceeds from the sale of these notes be allocated between a liability component and an equity component in a manner that reflects interest expense at the interest rate of similar nonconvertible debt that could have been issued by the Company at such time. We measured the estimated fair value of the debt component of our convertible notes as of the issuance date based on our nonconvertible debt borrowing rate. The equity components of the convertible senior notes have been reflected within additional paid-in capital in our consolidated balance sheet, and the resulting debt discount is amortized over the period during which the convertible notes are expected to be outstanding (through the maturity date) as additional non-cash interest expense.

Freestanding instruments-warrants

Per ASC 470-20-30-2, when detachable warrants (detachable call options) are issued in conjunction with a debt instrument as consideration in purchase transactions, the amounts attributable to each class of instrument issued shall be determined separately, based on values at the time of issuance.

(1) The first step in determining the proper accounting for warrants is to determine whether the equity-linked component is free standing financial instrument of embedded in a host instrument. According to the warrant agreement, the debt and warrant agreements were both entered into by the parties on December 20, 2021 and May 13, 2022 warrants were issued as part of the subscription agreement with the note holders. The holder can transfer the warrant to any person or entity in accordance with the warrant agreement as long as there is a registration statement effective. The warrants can be exercised any time after issuance dates and prior to the expiration date. The debt can remain outstanding even after the warrants are exercised. Based on the above facts, the warrants should be considered as a freestanding instrument.

(2) The next step is to determine whether the free-standing instrument is within the scope of ASC 480. The warrants are not within the scope of ASC 480 because the warrant is not considered a mandatorily redeemable financial instrument. The Company has no obligation to redeem the shares or settle the obligation by transferring assets.

(3) The last step is to determine if the freestanding instrument should be accounted for as an equity instrument or liability within the guidance of ASC 815-40. The Company determines the value of the warrants using the Black- Scholes Option Pricing Model (“Black-Scholes”) using the stock price on the date of issuance, the risk-free interest rate associated with the life of the debt, and the volatility of the stock.

Based on the above analysis, the Company concluded that the warrant shall be classified as equity and is recorded at fair value. Subsequent re-measurement is not required.

Convertible debt – derivative treatment

When the Company issues debt with a conversion feature, we must first assess whether the conversion feature meets the requirements to be treated as a derivative, as follows: a) one or more underlying, typically the price of our common stock; b) one or more notional amounts or payment provisions or both, generally the number of shares upon conversion; c) no initial net investment, which typically excludes the amount borrowed; and d) net settlement provisions, which in the case of convertible debt generally means the stock received upon conversion can be readily sold for cash. An embedded equity-linked component that meets the definition of a derivative does not have to be separated from the host instrument if the component qualifies for the scope exception for certain contracts involving an issuer’s own equity. The scope exception applies if the contract is both a) indexed to its own stock; and b) classified in shareholders’ equity in its statement of financial position.

If the conversion feature within convertible debt meets the requirements to be treated as a derivative, we estimate the fair value of the convertible debt derivative upon the date of issuance. If the fair value of the convertible debt derivative is higher than the face value of the convertible debt, the excess is immediately recognized as interest expense. Otherwise, the fair value of the convertible debt derivative is recorded as a liability with an offsetting amount recorded as a debt discount, which offsets the carrying amount of the debt. The convertible debt derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations. The debt discount is amortized through interest expense over the life of the debt. The Company did not identify any derivative in their convertible notes issued during the reporting period.

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 –	Quoted prices in active markets for identical assets and liabilities.

Level 2 –	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, advances to suppliers, prepayment, receivables and other current assets, due from related parties, loan receivables, accounts payable and advances from customers to approximate the fair value of the respective assets and liabilities as of December 31, 2022 and June 30, 2022 owing to their short-term or immediate nature.

Revenue recognition

The Company adopted Accounting Standards Codification No. 606, Revenue from Contracts with Customers (ASC 606) beginning January 1, 2018 and elected to adopt ASC 606 under the modified retrospective method. This guidance was applied retrospectively to the most current period presented in the Company’s consolidated financial statements. The adoption of ASC 606 did not have a material impact on the consolidated financial statements of the Company.

The Company generates revenues primarily from installation & maintenance, housekeeping services, senior care services, sales of pharmaceutical products and educational consulting services. The Company sells its installation & maintenance and housekeeping services through a third-party service provider WeChat platform. The Company’s revenues are subject to value added tax (“VAT”). To record VAT payable, the Company uses the gross presentation method, which presents the taxable services and the available input VAT amount (at the rate applicable to the supplier). Revenues are recorded net of VAT in accordance with the ASC 606. The recognition of revenues involves certain management judgments. The amount and timing of our revenues could be materially different for any period if management made different judgments or utilized different estimates.

The Company does not have amounts of contract assets since revenue is recognized as control of goods or services is transferred. The contract liabilities consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. All contract liabilities are included in advance from customers in the condensed consolidated balance sheets. As of December 31, 2022 and June 30, 2022, the Company record advance from customers of $2,213,847 and $2,251,072, respectively

Installation & maintenance

Installation and maintenance services mainly consist of the following services: technical home installation and repair, maintenance and other after sale services. Revenues from installation and maintenance services are recognized at a point in time once the service is transferred to the customer. For service arrangements that include multiple performance obligations, revenues are allocated to each performance obligation based on its standalone selling price. The Company allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price method, generally based on the best estimate of selling price. The Company, acting as principal, contracts with third-party service providers (i.e., service outlets), acting as agents. The Company is responsible for market development and providing the customer information to the service provider, directing the outlet to provide services and coordination with the customer, while the service provider provides the door-to-door service. The price of services is set by the Company and the service provider is only responsible for collection of payments. When the Company’s end customers place orders online for services, they pay either a required visit fee or the estimated full amount of service fee through third-party payment platforms, such as WeChat Pay and Alipay. The Company chooses the service provider by the proximity principle. If the customer is not satisfied with the chosen provider, the service provider can be re-selected. Regardless of the service provider’s performance, the Company is still liable to complete the orders. If the end customer fails to pay after satisfactory service is provided and the service provider is unable to collect payment from the end customer, the Company will communicate directly with the end customer. The service provider is not obligated to pay the Company. To minimize our risk, the service provider will remit payment of any outstanding receivables each month.

Housekeeping services

Housekeeping services refer to services including housecleaning, nanny service, maternity matron and personnel staffing. Revenues from housekeeping are recognized at a point in time upon completion of services to the customer based on the relative selling price method. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company determines it is a principal and recognizes revenues at the gross amount received for the services.

Senior care services

Senior care services refer to services including BP, heart rate test, daily steps count, location and track record, call for help by Wechat or phone, and other care services rendered to senior customers through an E-watch, which is given to the customers when they pay the annual fees. The customers sign a contract for the services with the Company. The contract term is normally one year. The revenues from senior care services are allocated into the revenue from the E-watch sold and the revenue of the services provided. Revenues from the E-watch sold are recognized at a point in time once customers receive the E-watch and the revenues from the services provided are recognized over the service period. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company determines it is a principal and recognizes revenues at the gross amount received for the services.

Disaggregation of revenue from contracts with customers

During the process of performing the installation and maintenance services, the Company also sells household appliance accessories such as air conditioner parts to its customers according to the customers’ needs. The Company did not sell these household appliance accessories separately. The senior care services consist of the sale of E-watch and the care services. The E-watch cannot be sold to the customers solely without the care services, and the care services should be rendered by the E-watch. Consequently, the Company regards these operating activities as operating in one material segment, being the revenue of senior care services.

Based on the above discussion, the Company disaggregated sales of household appliance accessories from installation and maintenance revenue and senior care services revenue into the sales of the E-watch and the care service. Sales of household appliance accessories and E-watches are recognized in revenue at a point in time while revenue from care service is recognized over a period.

Sales of pharmaceutical products

The Company also generates revenues from sales of pharmaceutical products to its customers, which are mainly pharmaceutical stores in PRC. Under the adoption of ASC 606, the Company recognized revenues in a manner to depict the transfer of goods to a customer at an amount that reflects the consideration expected to be received in exchange for those goods. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company considers customer purchase orders to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods itself (that is, the entity is a principal) or to arrange for the other party to provide those goods (that is, the entity is an agent). The Company determines it is a principal and recognizes revenues at the gross amount received for the goods. The Company controls the specified good before that good is transferred to its customers based on the following indicators: (1) the Company is primarily responsible for fulfilling the promise to provide the specified good, (2) the Company bears the inventory risk before or after (i.e., customer has a right of return) the specified good has been transferred to a customer, (3) the Company has discretion in setting the price for the specified good.

In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. The Company provide its customers with rights to return the sold goods for several days after the customers’ acceptance of the goods and can reasonably estimates return provision for the goods. The product return provisions are estimated based on (1) historical rates, (2) specific identification of outstanding returns not yet received from customers and outstanding discounts and claims and (3) estimated returns, discounts and claims expected, but not yet finalized with customers. The Company analyzed historical refund claims for defective products and concluded that they have been immaterial since the Company can return the goods returned from the customers to its suppliers.

Revenues are reported net of all VAT. As the Company’s standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery. Prices are determined based on negotiations with the Company’s customers when signing the contracts and are not subject to adjustment.

Educational consulting services

The Company also generates revenues from providing educational consulting services to its customers. Revenues from educational consulting services are recognized at a point in time upon completion of services to the customer based on the relative selling price method. The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company determines it is a principal and recognizes revenues at the gross amount received for the services.

Cost of revenues

Cost of revenues consists of service fees paid to staff, outlets, suppliers and the cost of products sold.

Government subsidies

Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies are recognized when received and all the conditions for their receipt have been met.

For the six months ended December 31, 2022 and 2021, the Company received government subsidies of $43,616 and $0, respectively. The grants were recorded as other income in the consolidated financial statements.

Income taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any PRC tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

Ordinary shares

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no potentially dilutive ordinary shares during the six months ended December 31, 2022 and 2021.

Comprehensive (loss) income

Comprehensive (loss) income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of operations and other comprehensive (loss) income. Accumulated other comprehensive (loss) income, as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Foreign currency translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The consolidated financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments are included as a separate component of accumulated other comprehensive (loss) income.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s consolidated financial condition in terms of U.S. Dollar reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	December 31, 2022	June 30, 2022	December 31, 2021
Year-end spot rate	US$1= 6.9646 RMB	US$1= 6.7114 RMB	US$1= 6.3757 RMB
Average rate	US$1= 7.0087 RMB	US$1= 6.4661 RMB	US$1= 6.4266 RMB

Segment reporting

Operating segments, and the amounts of each segment item reported in the consolidated financial statements, are identified from the financial information provided regularly to the Company’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Company’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria. The Company’s five segments are installation & maintenance, housekeeping, senior care services, sales of pharmaceutical products, and educational consulting services. The Company launched senior care services and started generating revenue from this new segment in August 2019. Segments of sales of pharmaceutical products and educational consulting services were acquired from business combination during the six months ended December 31, 2022.

Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in “Others, net” in the consolidated statements of comprehensive (loss) income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.

Commitments and contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. There are no known commitments or contingencies as of December 31, 2022 and June 30, 2022.

Concentration of risks

Exchange rate risks

The Company’s Chinese subsidiaries may be exposed to significant foreign currency risks from exchange rate fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of December 31, 2022 and June 30, 2022, the RMB denominated cash and cash equivalents amounted to $62,458,602 and $53,946,205, respectively.

Currency convertibility risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which stated on the consolidated balance sheets represented the Company’s maximum exposure. The Company places its cash and cash equivalents in good credit quality financial institutions in China.

Risks and uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. This amends guidelines on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current U.S. GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current U.S. GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which amended the effective date of ASU 2016-13. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning April 1, 2022. Early adoption is permitted. The Company adopted this guidance on July 1, 2022 and the adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Among other changes, the new guidance removes from GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. As a result, after adopting the guidance, entities will no longer separately present such embedded conversion features in equity, and will instead account for the convertible debt wholly as debt. The new guidance also requires use of the “if-converted” method when calculating the dilutive impact of convertible debt on earnings per share, which is consistent with the Company’s current accounting treatment under the current guidance. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the fiscal year, for public business entities that meet the definition of a SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company as a small reporting company expects to adopt this guidance on July 1, 2024 and the adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on our consolidated financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which stipulates that a contractual restriction on the sale of an equity security should not be considered part of the equity security’s unit of account and, therefore, should not be considered in measuring its fair value. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact of the new guidance on our consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and other comprehensive (loss) income and statements of cash flows.